Fair Value of Financial Instruments - Presentation of Financial Instruments Carried at Fair Value by Valuation Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	$ 74,562	$ 113,954	$ 182,304
Financial liabilities			316
Recurring Basis
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	300,753	281,030	1
Financial liabilities	139	17	313
Recurring Basis | Loans Held for Sale
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	5,261	3,085
Recurring Basis | Interest Rate Lock Commitments | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	164	37	689
Recurring Basis | Interest Rate Lock Commitments | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets			267,477
Financial liabilities	9	12
Recurring Basis | Unused Commitments | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	15	3
Recurring Basis | Unused Commitments | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial liabilities	0	4
Recurring Basis | Forward Contracts to Sell Mortgage Loans | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	23	33
Recurring Basis | Forward Contracts to Sell Mortgage Loans | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial liabilities	130	1	3
Recurring Basis | Investment Securities Available-for-sale | Government sponsored agency mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	84,131	50,158	3,184
Recurring Basis | Investment Securities Available-for-sale | U.S. government sponsored and federal agency obligations
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	3,328	3,376	3,504
Recurring Basis | Investment Securities Available-for-sale | Corporate stock and bonds
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	6	355	264
Recurring Basis | Investment Securities Available-for-sale | Non-agency CMOs
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	5,856	6,208	7,549
Recurring Basis | Investment Securities Available-for-sale | GNMA mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	201,969	217,775	252,286
Level 1
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Financial liabilities
Level 1 | Recurring Basis
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	6	355
Financial liabilities	0
Level 1 | Recurring Basis | Loans Held for Sale
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 1 | Recurring Basis | Interest Rate Lock Commitments | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 1 | Recurring Basis | Interest Rate Lock Commitments | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets			264
Financial liabilities	0
Level 1 | Recurring Basis | Unused Commitments | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 1 | Recurring Basis | Unused Commitments | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial liabilities	0
Level 1 | Recurring Basis | Forward Contracts to Sell Mortgage Loans | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 1 | Recurring Basis | Forward Contracts to Sell Mortgage Loans | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial liabilities	0
Level 1 | Recurring Basis | Investment Securities Available-for-sale | Government sponsored agency mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 1 | Recurring Basis | Investment Securities Available-for-sale | U.S. government sponsored and federal agency obligations
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 1 | Recurring Basis | Investment Securities Available-for-sale | Corporate stock and bonds
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	6	355	264
Level 1 | Recurring Basis | Investment Securities Available-for-sale | Non-agency CMOs
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 1 | Recurring Basis | Investment Securities Available-for-sale | GNMA mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 2
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0		643
Financial liabilities			316
Level 2 | Recurring Basis
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	294,891	274,467	1
Financial liabilities	139	17	313
Level 2 | Recurring Basis | Loans Held for Sale
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	5,261	3,085
Level 2 | Recurring Basis | Interest Rate Lock Commitments | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	164	37	689
Level 2 | Recurring Basis | Interest Rate Lock Commitments | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets			259,664
Financial liabilities	9	12
Level 2 | Recurring Basis | Unused Commitments | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	15	3
Level 2 | Recurring Basis | Unused Commitments | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial liabilities	0	4
Level 2 | Recurring Basis | Forward Contracts to Sell Mortgage Loans | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	23	33
Level 2 | Recurring Basis | Forward Contracts to Sell Mortgage Loans | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial liabilities	130	1	3
Level 2 | Recurring Basis | Investment Securities Available-for-sale | Government sponsored agency mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	84,131	50,158	3,184
Level 2 | Recurring Basis | Investment Securities Available-for-sale | U.S. government sponsored and federal agency obligations
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	3,328	3,376	3,504
Level 2 | Recurring Basis | Investment Securities Available-for-sale | Corporate stock and bonds
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 2 | Recurring Basis | Investment Securities Available-for-sale | Non-agency CMOs
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 2 | Recurring Basis | Investment Securities Available-for-sale | GNMA mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	201,969	217,775	252,286
Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	74,562	113,954	181,661
Financial liabilities
Level 3 | Recurring Basis
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	5,856	6,208
Financial liabilities	0
Level 3 | Recurring Basis | Loans Held for Sale
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 3 | Recurring Basis | Interest Rate Lock Commitments | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 3 | Recurring Basis | Interest Rate Lock Commitments | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets			7,549
Financial liabilities	0
Level 3 | Recurring Basis | Unused Commitments | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 3 | Recurring Basis | Unused Commitments | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial liabilities	0
Level 3 | Recurring Basis | Forward Contracts to Sell Mortgage Loans | Other Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 3 | Recurring Basis | Forward Contracts to Sell Mortgage Loans | Other Liabilities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial liabilities	0
Level 3 | Recurring Basis | Investment Securities Available-for-sale | Government sponsored agency mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 3 | Recurring Basis | Investment Securities Available-for-sale | U.S. government sponsored and federal agency obligations
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 3 | Recurring Basis | Investment Securities Available-for-sale | Corporate stock and bonds
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	0
Level 3 | Recurring Basis | Investment Securities Available-for-sale | Non-agency CMOs
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	5,856	6,208	7,549
Level 3 | Recurring Basis | Investment Securities Available-for-sale | GNMA mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Financial assets	$ 0